Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Information
Segment Information

(14) Segment Information

CVSL operates in a single reporting segment as a direct selling company that sells a wide range of products sold primarily by an independent sales force around the world. For the six months ended June 30, 2014, 32% of our revenues were generated in international markets with 29%, or $15.0 million derived from countries in Europe (primarily Russia and Italy). One hundred percent of our revenues were domestically generated for the six months ended June 30, 2013. We do not view any product groups as segments but have grouped similar products into the following the following five categories for disclosure purposes only: gourmet foods, nutritional and wellness, home décor, publishing and printing and other. For the six months ended June 30, 2014, approximately $2.6 million or 5.1% of our revenues were derived from the sale of gourmet food products, $20.2 million or 39.3% of our revenues were derived from the sale of nutritional and wellness products, $27.5 million or 53.6% of our revenues were derived from the sale of home décor products, $0.6 million or 1.2% of our revenues were derived from the sale of our publishing and printing services and products and $0.4 million or 0.8% of our revenues were derived from the sale of our other products. For the six months ended June 30, 2013, $24.3 million or 98.0% of our revenues were derived from the sale of home décor products, and $0.5 million or 2.0% of our revenues were derived from the sale of our publishing and printing services and products. Substantially all our long-lived assets are located in the U.S. Our chief operating decision maker is our Chief Executive Officer who reviews financial information presented on a consolidated basis. Accordingly, we have determined that we operate in one reportable business segment. Revenues by product groups are shown in the table below (dollars in thousands):

	Six Months ended June 30,
	2014	2013
Gourmet Food Products	$2,608	—
Home Décor	$27,458	$24,349
Nutritionals and Wellness	$20,156	—
Publishing & Printing	$613	$495
Other	$422	—

(14) Segment Information

CVSL operates in a single reporting segment as a direct selling company that sells a wide range of products sold primarily by independent sales force across many countries around the world. For the year ended December 31, 2013, approximately $10.3 million or 16% of our net revenues were generated in international markets with 13% or $8.3 million comprised of countries in Europe including Russia and Ukraine. We do not view any product groups as segments but have grouped similar products into the following five categories for disclosure purposes only: gourmet foods, nutritional and wellness, home décor, publishing and printing and other. For the year ended December 31, 2013, approximately $1.5 million or 1.7% of our revenues were derived from the sale of gourmet food products, $9.3 million or 11.0% of our revenues were derived from the sale of nutritional and wellness products, $72.7 million or 85.6% of our revenues were derived from the sale of home décor products, $1.0 million or 1.1% of our revenues were derived from the sale of our publishing and printing services and products and $0.4 million or 0.5% of our revenues were derived from the sale of our other products. During the year ended December 31, 2012, all of our revenues were derived from the sale of our publishing and printing services and products. Substantially all our long-lived assets are located in the US. Our chief operating decision-maker is our Chief Executive Officer who reviews financial information presented on a consolidated basis. Accordingly, we have determined that we operate in one reportable business segment.

Revenues by product groups for the years ended December 31 are shown in the table below (dollars in thousands):

	2013	2012
Gourmet Food Products	$1,483	$—
Home Décor	$72,666	$—
Nutritionals and Wellness	$9,312	$—
Publishing & Printing	$951	$930
Other	$439	$—